Summary of significant accounting policies (Details 2)	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009
Prepaid land use rights
Land use rights, lease term (in years)	50
Income taxes
Percentage of likelihood of realization of recognized tax benefit	50.00%
Share based compensation
Forfeiture rate of stock options granted (as a percent)	9.79%	7.70%	0.00%
Minimum
Prepaid land use rights
Land use rights, lease term (in years)	40
Maximum
Prepaid land use rights
Land use rights, lease term (in years)	50
Technical know-how
Intangible assets, net
Number of shareholders contributing technical know-how related to the commercial production process of photovoltaic solar cells	1
Number of components of technical know-how related to the commercial production process of photovoltaic solar cells	1
Useful life (in years)	8
Customer relationship
Intangible assets, net
Useful life (in years)	5
Purchased software and others
Intangible assets, net
Useful life minimum (in years)	3
Useful life maximum (in years)	10